April 2, 2026

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:   MSS Series Trust

Post-Effective Amendment Nos. 83, 84 and 85 to the Registration Statement on Form N-1A (File No. 333-135714, CIK No. 0001368578)

Dear Sir/Madam:

This letter is being transmitted by means of electronic submission by MSS Series Trust (the “Trust”), on behalf of the One Rock Fund, Parvin Hedged Equity Solari World Fund, Towpath Focus Fund and Towpath Technology Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectuses and Statements of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment Nos. 83, 84 and 85 to the Trust's registration statement on Form N-1A (the "Amendments").  The text of the Amendments was filed electronically with the Securities and Exchange Commission on March 31, 2026.

Questions related to this filing should be directed to Andrew Davalla of Thompson Hine LLP at (216) 566-5706.

Very truly yours,

/s/ Andrew Davalla

Andrew Davalla

3900 Key Center 127 Public Square Cleveland, Ohio 44114-1291	www.ThompsonHine.com O: 216.566.5500 F: 216.566.5800